UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
February 29, 2012 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--10.3%
Best Buy	148,300	3,663,010
Discovery Communications, Cl. A	94,100a	4,389,765
Kohl's	75,800	3,765,744
Marriott International, Cl. A	98,100	3,460,968
Marriott Vacations Worldwide	9,810a	244,563
Nordstrom	54,900	2,943,738
O'Reilly Automotive	21,200a	1,833,800
Scripps Networks Interactive, Cl.
A	42,600	1,925,520
Staples	164,700	2,414,502
Weight Watchers International	29,950b	2,335,501
		26,977,111
Consumer Staples--10.0%
Campbell Soup	73,600b	2,452,352
Clorox	53,700	3,630,657
Coca-Cola Enterprises	93,400	2,699,260
Costco Wholesale	62,575	5,385,204
Estee Lauder, Cl. A	33,000	1,931,820
Hormel Foods	121,700	3,464,799
Procter & Gamble	26,550	1,792,656
Whole Foods Market	61,600	4,973,584
		26,330,332
Energy--9.5%
Bristow Group	26,500	1,251,065
Denbury Resources	221,700a	4,414,047
Devon Energy	53,200	3,900,092
EnCana	100,100	2,042,040
Hess	29,800	1,934,616
ION Geophysical	351,100a	2,513,876
Lone Pine Resources	227,873	1,693,096
Nexen	157,675	3,213,417
Noble Energy	31,400	3,066,210
Venoco	85,277a	929,519
		24,957,978
Financial--11.6%
Aflac	69,600	3,288,600
American Express	63,400	3,353,226
Comerica	148,800	4,417,872
Discover Financial Services	101,375	3,042,264
First Horizon National	191,679	1,801,783
KeyCorp	586,900	4,753,890
NASDAQ OMX Group	82,600a	2,175,684
People's United Financial	95,600	1,203,604
PNC Financial Services Group	49,100	2,922,432
Regions Financial	292,400	1,684,224

Waddell & Reed Financial, Cl. A	56,100	1,770,516
		30,414,095
Health Care--12.8%
Agilent Technologies	68,500	2,987,970
Amgen	18,625	1,265,569
AstraZeneca, ADR	45,775b	2,054,840
Becton Dickinson & Co.	33,750	2,572,425
Biogen Idec	23,200a	2,702,104
Bristol-Myers Squibb	150,300	4,835,151
DaVita	45,600a	3,946,680
Gilead Sciences	65,250a	2,968,875
Humana	27,850	2,425,735
Life Technologies	87,800a	4,153,818
Novartis, ADR	24,525b	1,336,858
Waters	26,200a	2,347,520
		33,597,545
Industrial--11.1%
3M	29,100	2,549,160
Brink's	44,400	1,121,100
Caterpillar	37,900	4,328,559
Cummins	31,700	3,822,069
Donaldson	15,375	1,128,986
Eaton	50,800	2,651,252
Emerson Electric	41,725	2,099,185
Fluor	24,300	1,469,664
General Electric	169,600	3,230,880
Parker Hannifin	31,100	2,793,091
Pitney Bowes	65,700b	1,191,141
United Technologies	32,450	2,721,582
		29,106,669
Information Technology--24.5%
Accenture, Cl. A	21,800	1,297,972
Advanced Micro Devices	215,100a	1,580,985
Apple	10,675a	5,790,547
Applied Materials	210,600	2,577,744
Avnet	48,450a	1,731,603
CA	81,500	2,202,945
Cisco Systems	229,225	4,556,993
Dell	276,700a	4,786,910
EMC	128,625a	3,561,626
Intel	185,100	4,975,488
International Business Machines	33,250	6,541,272
Intuit	33,100	1,914,504
Microsoft	259,500	8,236,530
Motorola Solutions	37,800	1,882,440
Oracle	114,675	3,356,537
QUALCOMM	22,100	1,374,178
Symantec	154,550a	2,757,172
VistaPrint	85,000a,b	3,457,800
Western Union	98,175	1,715,117
		64,298,363
Materials--3.9%

Alcoa	122,400	1,244,808
Ball	33,300	1,334,664
Domtar	31,500	3,019,905
Ecolab	45,900	2,754,000
Sigma-Aldrich	26,600	1,909,614
		10,262,991
Telecommunication Services--2.4%
Verizon Communications	168,800	6,432,968
Utilities--3.4%
Consolidated Edison	39,100	2,271,710
NSTAR	52,500	2,462,250
Sempra Energy	31,575	1,870,503
Xcel Energy	92,800	2,458,272
		9,062,735
Total Common Stocks
(cost $226,332,578)		261,440,787

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,177,105)	1,177,105[c]	1,177,105
Securities Loaned--4.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,784,663)	11,784,663[c]	11,784,663
Total Investments (cost $239,294,346)	104.4	274,402,555
Liabilities, Less Cash and Receivables	(4.4)	(11,520,494)
Net Assets	100.0%	262,882,061

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At February 29, 2012, the value of the fund's securities on loan was $11,545,593 and the value of the collateral held by the fund was $11,784,663.
c	Investment in affiliated money market mutual fund.

At February, 29, 2012, net unrealized appreciation on investments was $35,108,209 of which $42,385,240 related to appreciated investment securities and $7,277,031 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	24.5
Health Care	12.8
Financial	11.6
Industrial	11.1
Consumer Discretionary	10.3
Consumer Staples	10.0
Energy	9.5
Money Market Investments	4.9
Materials	3.9
Utilities	3.4
Telecommunication Services	2.4
104.4
† Based on net assets.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	247,642,736	-	-	247,642,736
Equity Securities - Foreign+	13,798,051	-	-	13,798,051
Mutual Funds	12,961,768	-	-	12,961,768
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)